Organization and Basis of Presentation	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Organization and Basis of Presentation

Note 1 - Organization and Basis of Presentation

Organization and Line of Business

US Nuclear Corp., formerly known as APEX 3, Inc., (the “Company” or “US Nuclear”) was incorporated under the laws of the State of Delaware on February 14, 2012.

On May 31, 2016, the Company entered into an Asset Purchase Agreement with Electronic Control Concepts (“ECC”) whereby the Company purchased certain tangible and intangible assets of ECC.

The Company is engaged in developing, manufacturing and selling radiation detection and measuring equipment. The Company markets and sells its products to consumers throughout the world.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company recorded a net loss of $649,643 for the three months ended March 31, 2022 and had an accumulated deficit of $13,719,791 as of March 31, 2022. The Company recorded a net loss of $1,876,684 for the year ended December 31, 2021 and had an accumulated deficit of $13,070,148 as of December 31, 2021, which raises substantial doubt about its ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon its ability to generate profitable operations in the future and/or obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management has plans to seek additional capital through some private placement offerings of debt and equity securities. These plans, if successful, will mitigate the factors which raise substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.